Capital Management (Tables)	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of capital structure	The below table sets forth the Company’s capital structure:

As at	Dec 31, 2017	Dec 31, 2016
Long-term debt (Note 14)	3,688,418	3,707,543
Shareholders' Equity (Deficit)	(1,910,513)	(377,573)
	1,777,905	3,329,970